Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2022	₪ 118,284	₪ 10,045	₪ (101,775)	₪ 26,554
Share-based payment to employees		978		978
Net proceeds allocated to ADSs issued as Commitment Shares in transaction of equity line	87			87
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	9,670			9,670
Repayment of first promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,433			3,433
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	3,685			3,685
Exercise of restricted share units into ordinary shares	84	(84)
Comprehensive loss for the year			(33,835)	(33,835)
Balance at Dec. 31, 2023	135,243	10,939	(135,610)	10,572
Share-based payment to employees		598		598
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	17,403			17,403
Repayment of first promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	12,773			12,773
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222			4,222
Exercise of restricted share units into ordinary shares	308	(308)
Comprehensive loss for the year			(34,938)	(34,938)
Balance at Dec. 31, 2024	169,949	11,229	(170,548)	10,630
Share-based payment to employees		175		175
Share-based payment to service providers		191		191
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	21,962			21,962
Repayment of first promissory note (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	7,071			7,071
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	1,657			1,657
Exercise of restricted share units into ordinary shares	247	(247)
Comprehensive loss for the year			(29,443)	(29,443)
Balance at Dec. 31, 2025	₪ 200,886	₪ 11,348	₪ (199,991)	₪ 12,243